Accrued Liabilities	6 Months Ended
Jun. 30, 2013
Accrued Liabilities
Accrued Liabilities

7                 Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of June 30, 2013	As of December 31, 2012
Accrued payroll	$1,241	$969
Accrued interest	12,421	12,473
Accrued expenses	19,472	19,452
Total	$33,134	$32,894

Accrued expenses mainly consisted of accrued realized losses on cash flow interest rate swaps of $15.0 million and $15.2 million as of June 30, 2013 and December 31, 2012, respectively, as well as other accruals related to the operation of the Company’s fleet of $4.5 million and $4.3 million as of June 30, 2013 and December 31, 2012, respectively.